Share Purchase Warrants (Details 3) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Warrants Outstanding, Beginning Balance	0	252,595	252,595
Warrants Outstanding, Ending Balance	3,571,429		252,595
Weighted Average Exercise Price, Beginning Balance		$ 1.44	$ 1.44
Weighted Average Exercise Price, Ending Balance	$ 0.11
Liability amount, Beginning Balance	$ 0	$ 353	$ 131,603
Liability amount, Change in fair value	176,247	$ (353)	$ (131,250)
Weighted average remaining contractual life Beginning Balance		6 months 3 days	1 year 6 months 3 days
Liability amount, Ending Balance	$ 225,093
Weighted average remaining contractual life, granted	5 years
Weighted average remaining contractual life, Ending Balance	4 years 1 month 13 days
Warrants of MedMelior [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance	96,667
Warrants Outstanding, Granted (Note 13)	221,333	96,667
Warrants Outstanding, Ending Balance	318,000
Weighted Average Exercise Price, Beginning Balance	$ 1.25
Weighted Average Exercise Price, Granted (Note 13)	1.25	$ 1.25
Weighted Average Exercise Price, Ending Balance	$ 1.25
Liability amount, Beginning Balance	$ 20,700
Liability amount, granted (note 13)	72,190	$ 25,709
Liability amount, Change in fair value	$ (38,483)	$ (5,009)
Weighted average remaining contractual life Beginning Balance	1 year 4 months 9 days
Liability amount, Ending Balance	$ 54,407
Weighted average remaining contractual life, granted	2 years	2 years
Weighted average remaining contractual life, Ending Balance	1 year 7 days